Revenues and other income (Tables)	6 Months Ended
Jun. 30, 2020
Total revenues and other income
Schedule of revenues

		Six months ended June 30,
	Over time	2020	2019
		(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees		€180,711	€42,113
Gilead collaboration agreement for filgotinib	Ö	67,992	41,069
Gilead collaboration agreement for drug discovery platform	Ö	112,719	—
AbbVie collaboration agreement for CF	Ö	—	1,044
Milestone payments		6,996	33,383
Gilead collaboration agreement for filgotinib	Ö	6,996	10,034
AbbVie collaboration agreement for CF	Ö	—	23,349
Reimbursement income		6,628	11,344
Novartis collaboration agreement for MOR106	Ö	6,659	10,595
AbbVie collaboration agreement for CF	Ö	(31)	749
Other revenues		7,438	4,944
Fee-for-services revenues	Ö	7,369	4,878
Other revenues		69	66
Total revenues		€201,773	€91,785

Schedule of current and non-current deferred income

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Deferred income related to contracts in our fee-for-service segment	Deferred income related to grants	Other
	(Euro, in thousands)

On January 1, 2020	€3,000,646	€780,261	€2,220,013	€362	€—	€10

Significant financing component (2)	8,728	8,728

Revenue recognition of upfront	(180,711)	(67,992)	(112,719)
Revenue recognition of milestones	(6,996)	(6,996)

Other movements	2,166			(324)	2,500	(10)

On June 30, 2020	€2,823,833	€714,001	€2,107,294	€38	€2,500	€—

(1)	The outstanding balance at January 1,2020 and June 30,2020 comprise the issuance liability for subsequent warrant B and the upfront payment allocated to the drug discovery platform.
(2)

With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component reflecting the time value of money on the estimated recognition period.